Annual Fund Operating Expenses	Mar. 10, 2026
Pacer S&P 500 3AI Top 100 ETF | Pacer S&P 500 3AI Top 100 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.60%
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Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.60%

[1]	Estimated for the current fiscal year
[2]	Estimated for the current fiscal year